SCHEDULE OF LEASE OBLIGATIONS (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Balance	$ 169,581	$ 384,560
Imputed interest	9,780	16,621	$ 58,174
Lease payments	(229,200)	(231,600)	(447,600)
Addition	612,961
Balance	563,122	169,581	$ 384,560
Less: Current portion	(194,501)	(169,581)
Non-current lease liabilities	$ 368,621